Decommissioning and Other Provisions - Decommissioning and Restoration (Details) $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows required for future removal of facilities	$ 1,000
Centralia Coal Mine | Surety Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued		$ 139		$ 139
Alberta Mine | Letters Of Credit [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 122		$ 120